General information	12 Months Ended
Dec. 31, 2025
General information
General information

1.General information

These consolidated financial statements are the financial statements of IHS Holding Limited (the “Company”) and its subsidiaries (together hereafter referred to as “the Group” or “IHS”). IHS Holding Limited is incorporated and registered by way of continuation in the Cayman Islands under the Companies Act (as amended) as an exempted company with limited liability. The Company is domiciled in the Cayman Islands and the address of its registered office is 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands.

IHS is principally involved in providing infrastructure for the telecommunications industry. The consolidated financial statements are presented in U.S. dollars ($). The Group changed its rounding presentation from thousands to millions from January 1, 2025, except as otherwise indicated including in the case of per share data, and, as a result, any necessary rounding adjustments have been made to prior period disclosed amounts.

These consolidated financial statements have been authorized for issue on March 16, 2026, by the Board of Directors.